CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash	$ 3,969,100	$ 56,249
Accounts receivable, net	1,244,876	2,611,608
Contract assets	102,458	1,375,920
Prepaid expenses and other current assets	486,626	716,598
Total Current Assets	5,803,060	4,760,375
Property and equipment, net	342,180	260,181
Operating lease right of use asset	196,144	430,146
OTHER ASSETS:
Software development costs, net		20,000
Patents and trademarks, net	64,415	61,598
Total Other Assets	64,415	81,598
TOTAL ASSETS	6,405,799	5,532,300
CURRENT LIABILITIES:
Accounts payable	599,317	2,641,437
Accounts payable - related parties	7,700	12,791
Notes payable - financing agreements	42,942	42,299
Notes payable - related parties, net of discounts		905,373
Line of credit		27,615
Payroll taxes payable	3,146	115,111
Accrued expenses	1,038,092	393,272
Current portion-equipment financing agreements	89,620	45,072
Current portion-operating lease obligations	202,797	239,688
Current portion-SBA loan	627,465
Contract liabilities	709,553	8,661
Deferred revenue	315,370	936,428
Total Current Liabilities	3,636,002	5,367,747
Equipment financing payable, less current portion	103,184	89,026
Operating lease obligations, less current portion		202,797
SBA loan, less current portion	782,805
Total Liabilities	4,521,991	5,659,570
Commitments and Contingencies (Note 11)
STOCKHOLDERS' EQUITY (DEFICIT):
Common stock: $0.001 par value; 500,000,000 shares authorized, 3,535,339 and 1,982,039 shares issued, 3,534,015 and 1,980,715 shares outstanding at December 31, 2020 and December 31, 2019, respectively	3,536	1,982
Additional paid-in capital	39,820,874	31,063,915
Total stock & paid-in-capital	41,529,410	32,770,897
Accumulated deficit	(39,488,150)	(32,740,715)
Sub-total	2,041,260	30,182
Less: Treasury stock (1,324 shares of common stock at December 31, 2020 and December 31, 2019)	(157,452)	(157,452)
Total Stockholders' Equity (Deficit)	1,883,808	(127,270)
Total Liabilities and Stockholders' Equity (Deficit)	6,405,799	5,532,300
Series A Convertible Preferred Stock [Member]
STOCKHOLDERS' EQUITY (DEFICIT):
Preferred stock: $0.001 par value, 10,000,000 authorized, 9,485,000 shares available to be designated
Series B Convertible Preferred Stock [Member]
STOCKHOLDERS' EQUITY (DEFICIT):
Preferred stock: $0.001 par value, 10,000,000 authorized, 9,485,000 shares available to be designated	$ 1,705,000	$ 1,705,000